RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security required under the respective loan agreements. The current and non-current restricted cash amounted to RMB2,512 (US$399) (2010: RMB102,873) and RMB22,012 (US$3,497) (2010: RMB14,792), as of December 31, 2011 respectively, based on the classification of the underlying financing (see note 16).